FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial assets measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
December 31, 2021
Liabilities Carried at Fair Value:
Public warrants	$—	$17,714	$—	$17,714
Private warrants	—	—	17,557	17,557
Earnout consideration	—	—	38,427	38,427
Derivative liability - redemption with make-whole provision	—	—	552	552

Financial liabilities measured at fair value on a recurring basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	Level 1	Level 2	Level 3	Total
December 31, 2021
Liabilities Carried at Fair Value:
Public warrants	$—	$17,714	$—	$17,714
Private warrants	—	—	17,557	17,557
Earnout consideration	—	—	38,427	38,427
Derivative liability - redemption with make-whole provision	—	—	552	552

Reconciliation of warrant liabilities measured at fair value

Warrant Liabilities
Assumed warrant liability upon business combination at December 27, 2021	38,756
Change in estimated fair value	(3,485)
Estimated fair value at December 31, 2021	35,271

Assumptions used to determine fair value

Year Ended
12/27/2021
Valuation date share price	$9.95
Risk-free interest rate	0.98% - 1.12%
Expected volatility	57.92% - 58.88%
Expected dividends	0%
Expected forfeiture rate	0%
Expected term	3 - 4 years

The following assumptions were used to determine the fair value of the private warrants as of December 31, 2021:

12/31/2021
Exercise Price	$11.50
Risk-free interest rate	1.26%
Expected volatility	33%
Expected dividends	0%
Expected term (years)	4.9 years
Common Stock market value	$8.21

The following assumptions were used to determine the fair value of the Earnout considerations as of December 31, 2021:

12/31/2021
Valuation date share price	$8.21
Risk-free interest rate	0.97% - 1.12%
Expected volatility	67.5%
Expected dividends	0%
Expected term (years)	3 - 4 years

Earnout consideration

Earnout Consideration
Liability
Fair value recognized upon business combination	(48,002)
Change in estimated fair value	9,575
Estimated fair value at December 31, 2021	$(38,427)